Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,655,014	$ 2,409,361
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	75,266	83,170
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	157,439	164,466
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	176,570	180,969
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41,538	55,354
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	218,108	236,323
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,582	1,404
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	121,034	130,364
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	95,492	104,555
HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	115,864	109,870
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25,664	30,303
HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	83,653	81,531
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,624	24,687
HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 64,029	$ 56,844